Financial risk management - Summary of transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 9,883,335	₩ 8,915,488
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	10,741,366	10,759,778
Associated financial liabilities	10,709,115	11,075,004
Securities at fair value through other comprehensive income
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	647,541	1,638,651
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	210,490	205,639
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	9,262,617	3,533,713
Government
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	9,044,914	3,213,719
Financial institutions
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	209,594	220,324
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 8,109	₩ 99,670